OTHER LONG-TERM DEBT (Schedule of Maturity Operating Leases Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2021	$ 6,564
2022	3,526
2023	2,301
2024	2,166
2025	2,202
Thereafter	2,893
Total	19,652
Less - imputed interest	(662)
Total	$ 18,990	$ 17,828